Financial Information of Parent Company	12 Months Ended
Dec. 31, 2016
Financial Information of Parent Company [Abstract]
Financial Information of Parent Company
	December 31,
	2015	2016
Assets

Current assets:
Cash and cash equivalents	$971,500	$9,427,287
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	7,350,974	9,874,248
Prepaid expenses and other current assets	290,603	3,224,614
Dividends receivable	16,529,639	-

Total current assets	25,142,716	22,526,149

Investments in subsidiaries, VIEs and VIE's subsidiaries	76,682,094	77,036,485

Total assets	$101,824,810	$99,562,634

Liabilities and shareholders' equity

Current liabilities:
Accrued expenses and other current liabilities	279,801	301,076
Contingent liability	-	3,000,000
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	13,506,638	10,096,874

Total current liabilities	$13,786,439	$13,397,950

Shareholders' equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	56,856,000	56,973,632
Additional paid-in capital	28,145,846	32,176,992
Accumulated other comprehensive income	8,597,295	4,253,643
Retained deficits	(5,560,770)	(7,239,583)

Total shareholders' equity	88,038,371	86,164,684

Total liabilities and shareholders' equity	$101,824,810	$99,562,634

	December 31,
	2014	2015	2016

Cost of revenues	$-	$-	$34,740

Gross loss	-	-	(34,740)
Operating expenses:
General and administrative	1,418,198	1,226,800	2,150,680
Product development	50,859	-	-
Sales and marketing	108,384	-	-
Share-based compensation	4,132,182	3,812,733	2,382,934

Total operating expenses	5,709,623	5,039,533	4,533,614

Interest income	30	47	-
Equity in earnings (deficits) of subsidiaries, VIEs and VIE's subsidiaries	(6,394,055)	28,643,095	3,049,831
Exchange loss, net	(76,351)	(1,011,509)	(159,868)
Other income (loss), net	674,414	(109,684)	(422)
Gain from sales of cost method investment	4,337,736	-	-

Net income (loss)	$(7,167,849)	$22,482,416	$(1,678,813)

Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(221,070)	(3,467,043)	(4,343,652)

Other comprehensive loss, net of tax	(221,070)	(3,467,043)	(4,343,652)

Comprehensive income (loss)	$(7,388,919)	$19,015,373	$(6,022,465)

			Additional	Accumulated other	Retained	Total
	Ordinary shares		paid-in	comprehensive	earnings	shareholders'
	Shares	Amount	capital	income (loss)	(deficits)	equity

Balance as of January 1, 2014	111,145,633	$14,353	$84,346,266	$12,285,615	$(20,875,337)	$75,770,897

Transfer share premium to share capital	-	55,718,184	(55,718,184)	-	-	-
Exercise of share options by employees	1,164,300	654,055	-	-	-	654,055
Restricted shares issued	108,000	14	-	-	-	14
Share-based compensation	-	-	4,132,182	-	-	4,132,182
Equity pick up from compensation of VIE's subsidiaries	-	-	408,075	-	-	408,075
Business restructure	-	-	(8,960,940)	-	-	(8,960,940)
Foreign currency translation adjustment	-	-	207	(221,277)	-	(221,070)
Net loss	-	-	-	-	(7,167,849)	(7,167,849)

Balance as of December 31, 2014	112,417,933	$56,386,606	$24,207,606	$12,064,338	$(28,043,186)	$64,615,364

Issuance of ordinary shares for stock options and restricted shares	4,000,000	520	-	-	-	520
Exercise of share options by employees	435,000	293,654	-	-	-	293,654
Exercise of share options by nonemployees	1,095,000	175,200	-	-	-	175,200
Restricted shares issued	150,085	20	-	-	-	20
Share-based compensation	-	-	3,812,733	-	-	3,812,733
Equity pick up from compensation of VIE's subsidiaries	-	-	1,519,015	-	-	1,519,015
Changes in controlling ownership interest	-	-	(1,393,508)	-	-	(1,393,508)
Foreign currency translation adjustment	-	-	-	(3,467,043)	-	(3,467,043)
Net income	-	-	-	-	22,482,416	22,482,416

Balance as of December 31, 2015	118,098,018	$56,856,000	$28,145,846	$8,597,295	$(5,560,770)	$88,038,371

Exercise of share options by employees	-	117,632	-	-		117,632
Share-based compensation	-	-	2,382,934	-	-	2,382,934
Equity pick up from compensation of VIE's subsidiaries	-	-	2,030,877	-	-	2,030,877
Changes in controlling ownership interest	-	-	(382,665)	-	-	(382,665)
Foreign currency translation adjustment	-	-	-	(4,343,652)	-	(4,343,652)
Net loss	-	-	-	-	(1,678,813)	(1,678,813)

Balance as of December 31, 2016	118,098,018	$56,973,632	$32,176,992	$4,253,643	$(7,239,583)	$86,164,684

	December 31,
	2014	2015	2016
Operating activities:
Net income (loss)	$(7,167,849)	$22,482,416	$(1,678,813)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	4,132,182	3,812,733	2,382,934
Gain from sales of cost method investment	(4,337,736)	-	-
Equity in deficits (earnings) of subsidiaries, VIEs and VIE's subsidiaries	6,394,055	(28,643,095)	(3,049,831)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(143,380)	20,339	65,990
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	983,297	142,303	(2,523,274)
Rental deposits	-	66,893	-
Accrued expenses and other current liabilities	10,825	(8,035)	(3,712)
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	1,535,073	1,065,088	(3,409,764)

Net cash (used in) provided by operating activities	1,406,467	(1,061,358)	(8,216,470)

Investing activities:
Dividend received from subsidiaries	1,375,727	1,011,931	16,529,639
Capital paid to subsidiaries	(2,774,315)	(3,000,000)	-
Proceeds from sales of cost method investment	-	2,168,868	-

Net cash provided by (used in) investing activities	(1,398,588)	180,799	16,529,639

Financing activities:
Proceeds from stock options exercised by employees	654,055	293,654	142,618
Proceeds from stock options exercised by nonemployees	-	175,200	-

Net cash provided by financing activities	654,055	468,854	142,618

Net (decrease) increase in cash and cash equivalents	661,934	(411,705)	8,455,787
Cash and cash equivalents, beginning of the year	721,271	1,383,205	971,500

Cash and cash equivalents, end of the year	$1,383,205	$971,500	$9,427,287

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.